Financial Risk Management - Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [abstract]
Impaired loans and advances	¥ 1,338,444	¥ 1,170,662
Financial effect of collateral and other credit enhancements	¥ 457,358	¥ 387,980